Trade and other receivables (Details 1) $ in Millions	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)
Trade and other receivables
Beginning of the year	$ 1,638,000,000		$ 9,484,000,000
Additions	276,000,000		1,415,000,000
Recoveries	(283,000,000)		(1,053,000,000)
Currency translation adjustment	61,000,000		216,000,000
Deconsolidation	0		(7,615,000,000)
Utilization	(12,000,000)		(46,000,000)
Inflation adjustment	(654,000,000)		(643,000,000)
Transfer to assets held for sale	$ 0		(120,000,000)
End of the year		$ 1,026	$ 1,638,000,000